S000000598 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	335 Months Ended	474 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.90%	1.20%	2.34%
S&P Municipal Bond Michigan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.80%	1.28%	2.58%
Lipper Other States Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.55%	0.43%	1.54%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(3.25%)	(0.66%)	1.29%
Performance Inception Date							Jun. 27, 1985
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.25%)	(0.67%)	1.27%
Performance Inception Date							Jun. 27, 1985
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.77%)	0.05%	1.60%
Performance Inception Date							Jun. 27, 1985
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.23%	(0.59%)	1.08%
Performance Inception Date					Feb. 10, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	0.41%	1.93%
Performance Inception Date						Feb. 03, 1997

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index designed to measure the performance of the tax-exempt Michigan municipal bond market.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification.